Other Income/Expenses (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Aug. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Gain on Legal Settlement		$ 34,435	$ 654,289
De-recognized notes and accrued interest			418,865
De-recognized derivative liability			$ 235,424
Voided Preferred Shares				$ 1,000,000					$ 1,000,000
Common Shares Received in settlement		1,818,180
Gain/Loss on extinguishment of debt					$ 196,500		$ (1,200,092)	$ 0	$ 191,138
Gain on redemption of series C preferred stock										$ 834,242
Gain on lawsuit	$ 1,000
Shares cencelled in lawsuit	1,000,000